DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Digital Assets Loan Receivable, Net of Allowance (Details) - Galaxy Digital Holdings, LP - Crypto Assets Loans Receivable - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Digital asset loans receivable	$ 579,954	$ 104,504
Less: Allowance for credit losses	(424)	0
Loans receivable, current and non-current	$ 579,530	$ 104,504